LEASES - Maturities of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Due within one year	¥ 2,969	$ 407	¥ 4,612
Due in the second year	444	61	2,734
Due in the third year	455	62	101
Due in the forth year	466	64
Due in the fifth year	415	57
Total lease payments	4,749	651	7,447
Less: imputed interest	(304)	(42)	(286)
Total	¥ 4,445	$ 609	¥ 7,161